Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	¥ (106,805)	$ (15,552)	¥ (134,812)	¥ (193,391)
Income tax computed at respective applicable tax rates	(26,701)		(33,702)	(48,348)
Effect of different tax jurisdiction	12,323		2,341	14,272
Super deduction for research and development expenses	(456)		(1,881)	(2,632)
Non-deductible expenses	728		97	140
Change in valuation allowance	15,017		34,716	37,439
Total	¥ 911	$ 133	¥ 1,571	¥ 871
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%
Tax holiday effect	(1.00%)	(1.00%)	3.00%	1.00%
Difference in tax rates of subsidiaries outside PRC	(10.00%)	(10.00%)	(8.00%)	(8.00%)
Super deduction for research and development expenses	0.00%	0.00%	1.00%	1.00%
Non-deductible expenses	1.00%	1.00%	0.00%	0.00%
Change in valuation allowance	(14.00%)	(14.00%)	(20.00%)	(19.00%)
Effective income tax rate	1.00%	1.00%	1.00%	0.00%